Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	3 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment, Useful Life	3 years